INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Abstract]
Current income tax	$ 49	$ 18	$ 76	$ 44
Deferred income tax	(2)	69	154	148
Income tax expense	$ 47	$ 87	$ 230	$ 192